Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	308,236,883	308,236,883
Common stock, shares issued	180,300,967	131,467,935
Common stock, shares outstanding	180,300,967	131,467,935